CONSOLIDATED STATEMENTS OF INCOME/(LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF INCOME/(LOSS)
NET SALES	R$ 39,644,010	R$ 46,159,478	R$ 36,917,619
Cost of sales	(35,440,726)	(40,010,100)	(33,312,995)
GROSS PROFIT	4,203,284	6,149,378	3,604,624
Selling expenses	(476,339)	(570,431)	(524,965)
General and administrative expenses	(954,117)	(1,082,449)	(1,129,943)
Other operating income	636,847	235,421	260,618
Other operating expenses	(187,647)	(270,413)	(168,887)
Impairment of financial assets	(21,044)	(9,914)
Impairment of non-financial assets			(1,114,807)
Gains and losses on assets held for sale and sales of interest in subsidiaries		(414,507)	(721,682)
Reversal of provision for tax liabilities, net			929,711
Equity method investees	(17,050)	10,141	(34,597)
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	3,183,934	4,047,226	1,100,072
Financial income	223,213	204,000	226,615
Financial expenses	(1,469,754)	(1,579,341)	(1,726,284)
Bonds Repurchases expenses		(223,925)
Exchange variations, net	(247,555)	(322,621)	(4,057)
Reversal of interest on provision for tax liabilities, net			369,819
Gains and losses on derivative financial instruments, net	(15,118)	32,092	(9,441)
INCOME (LOSS) BEFORE TAXES	1,674,720	2,157,431	(43,276)
Current	(240,400)	(629,209)	(313,758)
Deferred	(217,433)	798,160	18,367
Income and social contribution taxes	(457,833)	168,951	(295,391)
NET INCOME (LOSS)	1,216,887	2,326,382	(338,667)
ATTRIBUTABLE TO:
Owners of the parent	1,203,736	2,303,868	(359,360)
Non-controlling interests	13,151	22,514	20,693
NET INCOME (LOSS)	R$ 1,216,887	R$ 2,326,382	R$ (338,667)
EARNINGS PER SHARE
Basic earnings/(loss) per share - preferred and common - (R$)	R$ 0.71	R$ 1.35	R$ (0.21)
Diluted earnings/(loss) per share - preferred and common - (R$)	R$ 0.70	R$ 1.34	R$ (0.21)